Revenue - Schedules of Customer Concentration (Details) - Customer Concentration Risk - Heliogen, Inc. [Member]	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Customer A [Member] | Revenue, Product and Service Benchmark
Schedules of Customer Concentration [Line Items]
Concentration risk, percentage		31.00%		41.00%	85.00%
Customer B [Member] | Revenue, Product and Service Benchmark
Schedules of Customer Concentration [Line Items]
Concentration risk, percentage	100.00%	65.00%	100.00%	54.00%	15.00%	80.00%
Customer B [Member] | Accounts Receivable
Schedules of Customer Concentration [Line Items]
Concentration risk, percentage					69.00%	77.00%
Customer C [Member] | Accounts Receivable
Schedules of Customer Concentration [Line Items]
Concentration risk, percentage						12.00%